ING LOGO
AMERICAS
US Legal Services

Cheryl Shelton
Paralegal
(860) 580-2844
Fax: (860) 580-4844
Cheryl.Shelton@us.ing.com

December 17, 2008

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: ING Educator’s Direct
File Nos.: 333-153730 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the Contract
Prospectus and the Statement of Additional Information contained in Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (“Amendment No. 2”) for Variable Annuity Account C of ING
Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule
497(c) under the 33 Act would not have differed from that contained in Amendment No. 2 which was declared effective on December 16, 2008. The text of Amendment No. 2 was filed electronically on
December 15, 2008.

If you have any questions regarding this submission, please call Michael Pignatella at (860) 580-2831 or the undersigned at (860) 580-2844.

Sincerely,

/s/ Cheryl Shelton

Cheryl Shelton

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774